SHARE-BASED COMPENSATION - Schedule of total expensed for share based payment plans (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 26, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 6,392	$ 9,055	$ 8,405
Board of Directors options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		0	0	86
Employee options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		2,390	4,262	2,964
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		3,528	4,793	5,304
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 5,000	474	0	0
Bonus shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 0	$ 0	$ 51